Leases - Additional Information (Details) - USD ($)	1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	Feb. 29, 2024	Dec. 31, 2023	Oct. 31, 2022	Sep. 30, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
ROU asset				$ 2,187,000							$ 2,187,000	$ 31,633,000
Lease liability				27,429,000							27,429,000
Remaining right-of-use asset balance				$ 2,200,000							2,200,000
Operating lease costs							$ 0	$ 2,600,000	$ 600,000	$ 7,700,000	9,700,000	6,600,000
Cash paid for operating lease							7,000,000	800,000	17,000,000	3,900,000	4,800,000	4,800,000
Variable lease costs							0	200,000	100,000	900,000	$ 900,000	$ 3,700,000
Operating lease, weighted average remaining lease term				4 years 8 months 12 days							4 years 8 months 12 days	6 years 11 months 4 days
Operating lease, weighted average discount rate, percent				5.95%							5.95%	6.23%
Impairment loss to operating lease right-of-use assets				$ 16,600,000			$ 0	$ 0	$ 0	$ 0	$ 16,600,000
Waltham Leases
Leases [Line Items]
Expiration date						Jul. 30, 2030
Lease, option to extend											The Company has the option to renew the leased space for an additional one time period of five years with written notice from the Company. As of December 31, 2023, the Company has no reasonable certainty that this option to extend will be exercised.
Lease commencement month and year						2021-09
Additional one time lease period						5 years
Tenant improvement allowance to be reimbursed				900,000		$ 3,100,000					$ 900,000
New Lease Agreement with BP Bay Colony LLC
Leases [Line Items]
ROU asset						6,000,000
Lease liability						6,000,000
Sublease with AMAG Pharmaceuticals
Leases [Line Items]
ROU asset						17,300,000
Lease liability						$ 17,300,000
2022 SOW Under the DMS Agreement
Leases [Line Items]
Lease expiration month and year					2024-12
ROU asset					$ 14,700,000
Lease liability					14,700,000
Reduction to right-of-use asset and lease liability				$ 4,900,000
Utilization fee					$ 16,300,000
Lessee operating lease, lease term including renewal option					2 years 3 months
Sublease Agreement with AMAG Pharmaceuticals Inc.
Leases [Line Items]
Gain on termination of lease		$ 1,800,000
Lease, termination date		Jun. 30, 2024
Termination fee paid		$ 5,700,000
2024 SOW Under the DMS Agreement
Leases [Line Items]
Gain on termination of lease			$ 5,600,000
Termination Agreement with BP Bay Colony LLC
Leases [Line Items]
Gain on termination of lease	$ 1,500,000
Termination fee paid	$ 7,000,000